Description of the Business and Relevant Events	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Description of the Business and Relevant Events
1. Description of the Business and Relevant Events
I. Corporate Information
América Móvil, S.A.B. de C.V. and subsidiaries (hereinafter, the “Company”, “América Móvil” or “AMX”) was incorporated under laws of Mexico on September 25, 2000. The Company provides telecommunications services in 24 countries throughout Latin America, the United States, the Caribbean and Europe. These telecommunications services include mobile and fixed-line voice services, wireless and fixed data services, internet access and Pay TV, over the top and other related services. The Company also sells equipment, accessories and computers.

•	Voice services provided by the Company, both wireless and fixed, mainly include the following: airtime, local, domestic and international long-distance services, and network interconnection services.

•	Data services include value added, corporate networks, data and Internet services.

•	Pay TV represents basic services, as well as pay per view and additional programming and advertising services.

•	AMX provides other related services to advertising in telephone directories, publishing and call center services.

•	The Company also provides video, audio and other media content that is delivered through the internet directly from the content provider to the end user.
In order to provide these services, América Móvil has licenses, permits and concessions (collectively referred to herein as “licenses”) to build, install, operate and exploit public and/or private telecommunications networks and provide miscellaneous telecommunications services (mostly mobile and fixed voice and data services) and to operate frequency bands in the radio-electric spectrum for point-to-point and point-to-multipoint microwave links. The Company holds licenses in the 24 countries where it has networks, and such licenses have different dates of expiration through 2056.
Certain licenses require the payment to the respective governments of a share in sales determined as a percentage of revenues from services under concession. The percentage is set as either a fixed rate or in some cases based on certain size of the infrastructure in operation.
The corporate offices of América Móvil are located in Mexico City, Mexico, at Lago Zurich 245, Colonia Ampliación Granada, Delegación Miguel Hidalgo, 11529, Mexico City, Mexico.
The accompanying consolidated financial statements were approved for their issuance by the Company’s Chief Financial Officer on April 20, 2022, and subsequent events have been considered through that date.

II. Relevant events in 2021
a) In September 2021, the Company entered into an agreement with Cable & Wireless Panama, S.A. an affiliate of Liberty Latin America LTD., to sell our 100% interest in Claro Panama, S.A. The agreed purchase price is Us$200 million on a cash/debt free basis. The closing of the transaction is subject to customary conditions for this type of transactions, including obtaining required governmental approvals.

b) In September 2021, the Company announced that shareholders representing approximately 98% of our capital stock approved the spin-off of approximately 36,000 telecommunications towers and other associated passive infrastructure deployed in 14 countries in Latin America. The spin-off is subject to customary conditions and adjustments for corporate reorganizations and shall comply with applicable requirements under the laws of Mexico and the jurisdictions where the telecommunications towers are located.
c) In September 2021, Liberty Latin America and América Móvil announced an agreement to combine their respective Chilean operations, VTR and Claro Chile, to form a 50:50 joint venture. The proposed transaction combines the complementary operations of VTR, a leading provider of high-speed consumer fixed products, such as broadband and Pay TV services, where it connects close to 3 million subscribers nationwide, and Claro Chile, one of Chile’s leading telecommunications service providers with over 6.5 million mobile customers, to create a business with greater scale, product diversification, and a capital structure that will enable significant investment for fixed fiber footprint expansion and to be at the forefront of 5G mobile delivery. Completion of the transaction is subject to certain customary closing conditions, including regulatory approvals, and is expected to close in the second half of 2022.
d) On November 23, 2021, the Company completed the sale of TracFone Wireless to Verizon Communications. The Company received US$3,625.7 million in cash and 57,596,544 shares of Verizon stock which had a closing price on that date of 51.54 dollars per share.

Verizon has asserted post-closing claims under the adjustments and other provisions of this agreement, which may result in additional payments by us
.
Subject to TracFone continuing to achieve certain operating metrics (earn-out), Verizon shall pay up to
an additional US$650
million in future cash consideration within two years from that date. See Note 2Ac.
Effects of the COVID-19 Pandemic
:
The unprecedented health crisis arising from the COVID-19 pandemic has resulted in a severe global economic downturn and has caused significant volatility, uncertainty, and disruption.

The Company continues to closely
monitor

the evolution of the COVID-19 pandemic in the countries where it operates
to take preventive measures to ensure the continuity of operations and safeguard the health and safety of personnel and customers.
During 2021, there were lockdowns and other measures implemented to control the spread of COVID-19 in the
region of operations, resulting in the closure of shops and customer-care centers, the imposition of constraints on the mobility of the
clients and the disruption of
the
supply chain for handsets and other equipment. In order to mitigate the effects of supply-chain disruption and handset scarcity, the Company
began ordering excess quantities of handsets in each country in which operate in October, November and December of 2021. Most major smartphone manufacturers

were able to respond to increased handset orders.
The
investments in capital expenditures are expected to increase to pre-pandemic levels in 2022.